                                                               File No. 2-91214*
                                                                       811-1979

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933**                    /X/
      Pre-Effective Amendment No.                                            / /
      Post-Effective Amendment No.  24                                       /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/
      Amendment No. 28                                                       / /



                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT B

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Cincinnati, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100

                     (Name and Address of Agent for Service)
       Ronald L. Benedict, Corporate Vice President, Counsel and Secretary
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 405 West
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.


It is proposed that this filing will become effective (check appropriate space):

              immediately upon filing pursuant to paragraph (b)
      ---

              on (date) pursuant to paragraph (b)
      ---


              60 days after filing pursuant to paragraph (a)(i)
      ---


       X      on May 1, 1999 pursuant to paragraph (a)(i) of Rule 485.
      ---


If appropriate, check the following box:


      ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* The prospectus contained in this registration statement also relates to variable annuity contracts no longer being sold but for which additional purchase payments are accepted and which are covered by earlier registration statements under Files No. 2-36591, 2-73471, 2-68456 and 2-78653.

** Certain contracts filed pursuant to Files No. 2-73471 and 2-68456 contain a Guarantee of the Depositor. The value of the contracts to which the Guarantee relates is undeterminable. Pursuant to Rule 456(m) under the 1933 Act, no separate fee is being paid for the Guarantee.



                        OHIO NATIONAL VARIABLE ACCOUNT B


N-4 Item                   Caption in Prospectus
--------                   ---------------------

   1                       Cover Page

   2                       Glossary of Special Terms

   3                       Not applicable

   4                       Accumulation Unit Values

   5                       The Ohio National Companies

   6                       Deductions and Expenses

   7                       Description of Variable Annuity Contracts

   8                       Annuity Period

   9                       Death Benefit

   10                      Accumulation Period

   11                      Surrender and Partial Withdrawal

   12                      Federal Tax Status

   13                      Not applicable

   14                      Table of Contents

                           Caption in Statement of Additional Information
                           ----------------------------------------------

   15                      Cover Page

   16                      Table of Contents

   17                      Not applicable

   18                      Custodian
                           Independent Certified Public Accountants

   19                      See Prospectus (Distribution of Variable Annuity
                           Contracts)

   20                      Underwriter

   21                      Calculation of Money Market Subaccount Yield

                           Total Return

   22                      See Prospectus (Annuity Period)

   23                      Financial Statements

                           Caption in Part C
                           -----------------

   24                      Financial Statements and Exhibits

   25                      Directors and Officers of the Depositor

   26 Persons Controlled by or Under Common Control with the Depositor or Registrant

   27                      Number of Contractowners

   28                      Indemnification

   29                      Principal Underwriter

   30                      Location of Accounts and Records

   31                      Not applicable

   32                      Undertakings and Representations

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS

                           FLEXIBLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                    OHIO NATIONAL VARIABLE ACCOUNTS A AND B
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                                  One Financial Way
                                              Montgomery, Ohio 45242
                                              Telephone (513) 794-6452
This prospectus offers variable annuity contracts providing accumulation of values and payment of benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,

- state and municipal deferred compensation plans and

- non-tax-qualified plans.

The minimum purchase payment is $25. You may make additional payments at any time. We may limit your total purchase payments to $1,000,000.

You may direct the allocation of your purchase payments to one or more (but not more than 10 variable) subaccounts of Ohio National Variable Account A ("VAA") for tax-qualified contracts or Ohio National Variable Account B ("VAB") for non-tax-qualified contracts. VAA and VAB are separate accounts of The Ohio National Life Insurance Company. The assets of VAA and VAB are invested in shares of the Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about other funds that are not available for these contracts.

You may withdraw all or part of the contract's value before the annuity payout date. You might incur federal income tax penalties for those early withdrawals. We may charge you a surrender charge equal to 7 3/4% of your total purchase payments made during the 96 months immediately preceding the withdrawal, or 7 3/4% of the amount withdrawn, if less. After the first year, you may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract without penalty, within 10 days of receiving it (or a longer period if required by state law).

KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA, VAB AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA AND VAB HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 1999. THE STATEMENTS OF ADDITIONAL INFORMATION FOR EACH OF VAA AND VAB ARE INCORPORATED HEREIN BY REFERENCE. THEY ARE AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENTS OF ADDITIONAL INFORMATION IS ON PAGE 2.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  MAY 1, 1999

                               TABLE OF CONTENTS

Available Funds.............................................      2
Fee Table...................................................      2
Accumulation Unit Values....................................      4
  Financial Statements......................................      9
Ohio National...............................................      9
  Ohio National Life........................................      9
  Ohio National Variable Accounts A and B...................      9
  Ohio National Fund, Inc...................................     10
  Mixed and Shared Funding..................................     10
  Voting Rights.............................................     10
Distribution of Variable Annuity Contracts..................     11
Deductions and Expenses.....................................     11
  Surrender Charge..........................................     11
  Contract Administration Charge............................     11
  Deduction for Administrative Expenses.....................     12
  Deduction for Risk Undertakings...........................     12
  Transfer Fee..............................................     12
  Deduction for State Premium Tax...........................     12
  Fund Expenses.............................................     12
Description of Variable Annuity Contracts...................     13
  10-Day Free Look..........................................     13
  Accumulation Period.......................................     13
  Annuity Period............................................     17
  Other Contract Provisions.................................     19
Federal Tax Status..........................................     20
Prior Contracts.............................................     24
Accumulation Unit Values for Prior Contracts................     25
IRA Disclosure Statement....................................     33
        STATEMENT OF ADDITIONAL INFORMATION CONTENTS
Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Yield
Total Return
The Year 2000 Issue
Loans under Tax-Sheltered Annuities (VAA only)
Financial Statements for Ohio National Life and VAA or VAB

                                AVAILABLE FUNDS

                                               ADVISER/SUBADVISER
                                               Ohio National Investments, Inc.
OHIO NATIONAL FUND INC.                        Ohio National Investments, Inc.
Equity Portfolio                               Ohio National Investments, Inc.
Money Market Portfolio                         Ohio National Investments, Inc.
Bond Portfolio                                 Federated Global Investment Management
Omni Portfolio (a flexible portfolio           Corp.
fund)                                          Federated Global Investment Management
International Portfolio                        Corp.
International Small Company Portfolio          T. Rowe Price Associates, Inc.
Capital Appreciation Portfolio                 Founders Asset Management LLC
Small Cap Portfolio                            Strong Capital Management, Inc.
Aggressive Growth Portfolio                    Pilgrim Baxter & Associates, Ltd.
Core Growth Portfolio                          Robertson Stephens Investment Management,
Growth & Income Portfolio                      L.P.
S&P 500 Index Portfolio                        Ohio National Investments, Inc.
Social Awareness Portfolio                     Ohio National Investments, Inc.

                                   FEE TABLE

     CONTRACTOWNER TRANSACTION EXPENSES
     ----------------------------------
Deferred Sales Load (this "surrender charge"
is a percentage of lesser of payments made
in the prior 8 yrs., or amount surrendered)   7.75%
(Thereafter)                                  0%
Exchange (transfer) Fee                       $3 (currently no charge for the first 4 transfers per year)
Annual Contract Fee                           $30

VAA AND VAB ANNUAL EXPENSES (as a percentage of
  average account value)
Mortality and Expense Risk Fees***                       0.85%
Account Fees and Expenses                                0.25%
                                                         ----
Total VAA and VAB Annual Expenses                        1.10%

FUND ANNUAL EXPENSES (after fee waiver*) (as a percentage of the Fund's average net assets)

                                                              MANAGEMENT     OTHER      TOTAL FUND
                                                                 FEES       EXPENSES     EXPENSES
                                                              ----------    --------    ----------
Equity                                                           0.53%        0.11%        0.64%
Money Market*                                                    0.25%        0.16%        0.41%
Bond                                                             0.58%        0.14%        0.72%
Omni                                                             0.54%        0.11%        0.65%
International*                                                   0.85%        0.27%        1.12%
International Small Company                                      1.00%        0.40%        1.40%
Capital Appreciation                                             0.80%        0.13%        0.93%
Small Cap                                                        0.80%        0.11%        0.91%
Aggressive Growth                                                0.80%        0.14%        0.94%
Core Growth                                                      0.95%        0.18%        1.13%
Growth & Income                                                  0.85%        0.12%        0.97%
S&P 500 Index                                                    0.40%        0.09%        0.49%
Social Awareness                                                 0.60%        0.21%        0.81%

EXAMPLE -- If you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:

                                                                1          3          5          10
                                                               YEAR      YEARS      YEARS      YEARS
                                                              ------    -------    -------    --------
Equity                                                         $96       $132       $177        $216
Money Market*                                                   94        125        165         191
Bond                                                            97        134        181         224
Omni                                                            96        132        178         217
International*                                                 101        146        202         266
International Small Company                                    104        154        215         293
Capital Appreciation                                            99        140        192         246
Small Cap                                                       99        141        191         244
Aggressive Growth                                               99        141        192         247
Core Growth                                                    101        146        202         267
Growth & Income                                                100        142        194         250
S&P 500 Index                                                   95        128        169         200
Social Awareness                                                98        137        186         234

EXAMPLE -- If you do not surrender your contract at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

                                                                1          3          5          10
                                                               YEAR      YEARS      YEARS      YEARS
                                                              ------    -------    -------    --------
Equity                                                         $19        $58       $100        $216
Money Market*                                                   16         51         88         191
Bond                                                            20         60        104         224
Omni                                                            19         58        100         217
International*                                                  24         72        124         266
International Small Company                                     26         81        138         293
Capital Appreciation                                            22         67        114         246
Small Cap                                                       21         66        113         244
Aggressive Growth                                               22         67        115         247
Core Growth                                                     24         73        125         267
Growth & Income                                                 22         68        116         250
S&P 500 Index                                                   17         53         92         200
Social Awareness                                                20         63        108         234

*For the Money Market and International portfolios the investment adviser is voluntarily waiving 0.05% of the management fees. Without those waivers, the management fees are 0.30% for the Money Market portfolio and 0.90% for the International portfolio.

EXAMPLE -- Without the voluntary fee waivers, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expense on a $1,000 investment in each Fund, assuming 5% annual return:

                                                                1          3          5          10
                                                               YEAR      YEARS      YEARS      YEARS
                                                              ------    -------    -------    --------
Money Market                                                   $ 94      $127       $168        $197
International                                                   102       147        204         271

EXAMPLE -- Without the voluntary fee waivers, if you do not surrender your contract at the end of the applicable time period, you would pay the following aggregate expenses on the same investment.

                                                                1          3          5          10
                                                               YEAR      YEARS      YEARS      YEARS
                                                              ------    -------    -------    --------
Money Market                                                   $ 17      $ 52       $ 90        $197
International                                                    24        74        127         271

***The Mortality and Expense risk fees may be changed at any time, but may not be increased to more than 1.55%. We agree that the fees will not be increased on any contract issued pursuant to this prospectus. See Deduction for Risk Undertakings, page 12.

The purpose of the above table is to help you to understand the costs and expenses that a you will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. Neither the table nor the examples reflect any premium taxes that may apply to a contract. These currently range from 0% to 3.5%. The above table and examples reflect only the charges for contracts currently offered by this prospectus and not other contracts that we may offer. For further details, see Deduction for State Premium Tax, page 12.

The net annualized yield for the Money Market fund in these contracts was 4.09% for the seven days ended December 31, 1998.

                            ACCUMULATION UNIT VALUES

The International fund began on April 30, 1993. The Capital Appreciation and Small Cap funds began on March 31, 1995. The International Small Company and Aggressive Growth funds began on October 2, 1995. The Core Growth, Growth & Income, S&P 500 Index and Social Awareness funds began on January 3, 1997. Values for series of contracts that we no longer issue are listed on pages 24 to 30.

VAA EQUITY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989            $ 18.231104       $ 22.218759      376,442
 1990              22.218759         21.128705      589,220
 1991              21.128705         25.116964      802,548
 1992              25.116964         26.717609     1,048,285
 1993              26.717609         30.151694     1,181,609
 1994              30.151694         29.897240     1,288,052
 1995              29.897240         37.616119     1,394,001
 1996              37.616119         44.033562     1,505,499
 1997              44.033562         51.466766     1,554,930
 1998              51.466766         53.820037     1,469,467

VAA MONEY MARKET

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989            $ 12.642674       $ 13.616583       53,959
 1990              13.616583         14.530988       92,671
 1991              14.530988         15.168901       58,620
 1992              15.168901         15.479601       42,940
 1993              15.479601         15.731262       50,340
 1994              15.731262         16.181828       69,638
 1995              16.181828         16.904534      130,218
 1996              16.904534         17.584720      175,232
 1997              17.584720         18.327573      122,725
 1998              18.327573         19.104543      133,824

VAA BOND

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989            $ 14.402246       $ 15.771471       28,554
 1990              15.771471         16.819063       34,836
 1991              16.819063         18.791755       53,151
 1992              18.791755         19.989232       83,991
 1993              19.989232         21.885503      118,872
 1994              21.885503         20.817057      118,724
 1995              20.817057         24.481177      130,720
 1996              24.481177         25.112262      139,016
 1997              25.112262         27.144385      128,523
 1998              27.144385         28.249407      133,824

VAA OMNI

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989            $ 15.223726       $ 17.385702      620,509
 1990              17.385702         17.525899      690,864
 1991              17.524899         20.479652      689,306
 1992              20.479652         21.999497      853,840
 1993              21.999497         24.557054     1,156,731
 1994              24.557054         24.162172     1,248,250
 1995              24.162172         29.337035     1,272,672
 1996              29.337035         33.527373     1,384,658
 1997              33.527373         39.180721     1,431,184
 1998              39.180721         40.510184     1,380,277

VAA INTERNATIONAL

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1993            $ 10.000000       $ 12.404596      387,372
 1994              12.404596         13.259582     1,626,139
 1995              13.259582         14.702847     1,803,630
 1996              14.702847         16.648702     2,157,623
 1997              16.648702         16.815722     2,305,256
 1998              16.815722         17.278635     1,878,181

VAA INTERNATIONAL SMALL COMPANY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 10.125502       3,870
 1996              10.125502         11.226306       68,964
 1997              11.226306         12.399654      115,590
 1998              12.399654         12.697451      113,662

VAA CAPITAL APPRECIATION

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 11.370573      126,633
 1996              11.370573         13.018249      379,717
 1997              13.018249         14.832378      550,059
 1998              14.832378         15.538473      606,078

VAA SMALL CAP

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 12.201273      154,063
 1996              12.201273         14.205207      454,045
 1997              14.205207         15.240569      649,957
 1998              15.240569         16.668731      665,332

VAA AGGRESSIVE GROWTH

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 10.499375       9,491
 1996              10.499375         10.463801      107,442
 1997              10.463801         11.646359      178,651
 1998              11.646359         12.422862      200,721

VAA CORE GROWTH

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $  9.586403      146,611
 1998               9.586403         10.318290      138,652

VAA GROWTH & INCOME

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $ 13.509406      146,772
 1998              13.509406         14.309421      467,063

VAA S&P 500 INDEX

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $ 13.031676      152,864
 1998              13.031676         16.757375      684,474

VAA SOCIAL AWARENESS

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $ 12.426744       22,600
 1998              12.426744          9.537309       49,169

VAB EQUITY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989            $ 18.669469       $ 22.753001      212,938
 1990              22.753001         21.636728      262,249
 1991              21.636728         25.720884      312,047
 1992              25.720884         27.360011      388,812
 1993              27.360011         30.876667      499,176
 1994              30.876667         30.616106      561,394
 1995              30.616106         38.520577      622,321
 1996              38.520577         45.092323      680,118
 1997              45.092323         52.704246      695,574
 1998              52.704246         55.144099      670,584

VAB MONEY MARKET

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989            $ 12.750508       $ 13.732719       28,714
 1990              13.732719         14.654912       37,310
 1991              14.654912         15.298267       38,997
 1992              15.298267         15.611622       15,107
 1993              15.611622         15.865417       10,933
 1994              15.865417         16.319825       43,614
 1995              16.319825         17.048698       43,415
 1996              17.048698         17.734674       83,494
 1997              17.734674         18.483863       80,528
 1998              18.483863         19.267463       54,060

VAB BOND

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989            $ 13.327541       $ 14.594592       23,798
 1990              14.594592         15.564009       20,973
 1991              15.564009         17.389500       27,244
 1992              17.389500         18.497622       39,037
 1993              18.497622         20.252393       79,658
 1994              20.252393         19.263675       84,726
 1995              19.263675         22.654830       94,683
 1996              22.654830         23.238374      100,642
 1997              23.238374         25.118862      103,698
 1998              25.118862         26.141439      122,870

VAB OMNI

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989            $ 15.141013       $ 17.291232      302,288
 1990              17.291232         17.429676      317,239
 1991              17.429676         20.368389      314,428
 1992              20.368389         21.879988      396,691
 1993              21.879988         24.423644      607,420
 1994              24.423644         24.030898      658,067
 1995              24.030898         29.177631      646,847
 1996              29.177631         33.345205      703,470
 1997              33.345205         38.967842      744,774
 1998              38.967842         40.290085      724,292

VAB INTERNATIONAL

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1993            $ 10.000000       $ 12.404596      269,335
 1994              12.404596         13.259582      909,768
 1995              13.259582         14.702847      909,290
 1996              14.702847         16.648702     1,186,643
 1997              16.648702         16.815772     1,230,232
 1998              16.815772         17.278635     1,021,072

VAB INTERNATIONAL SMALL COMPANY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 10.125502       10,852
 1996              10.125502         11.226306       60,596
 1997              11.226306         12.399654      106,262
 1998              12.399654         12.697451      111,352

VAB CAPITAL APPRECIATION

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 11.370573      130,970
 1996              11.370573         13.018249      312,799
 1997              13.018249         14.832378      372,993
 1998              14.832378         15.538473      366,130

VAB SMALL CAP

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 12.201273       15,532
 1996              12.201273         14.205207      147,557
 1997              14.205207         15.240569      212,467
 1998              15.240569         16.668731      236,231

VAB AGGRESSIVE GROWTH

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 10.499375       9,448
 1996              10.499375         10.463801       68,715
 1997              10.463801         11.646359      109,334
 1998              11.646359         12.422862      104,679

VAB CORE GROWTH

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $  9.586403       89,830
 1998               9.586403         10.318290       97,692

VAB GROWTH & INCOME

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $ 13.509406      144,903
 1998              13.509406         14.309421      270,510

VAB S&P 500 INDEX

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $ 13.031676      103,761
 1998              13.031676         16.757375      342,016

VAB SOCIAL AWARENESS

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $ 12.426744       25,632
 1998              12.426744          9.537309       35,228

FINANCIAL STATEMENTS

The complete financial statements of VAA or VAB, and of Ohio National Life, including the Independent Auditors' Reports for them, are included in the Statements of Additional Information for VAA and VAB.

                                 OHIO NATIONAL

OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio in 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets in excess of $6.5 billion and equity in excess of $600 million. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

OHIO NATIONAL VARIABLE ACCOUNTS A AND B

We established VAA and VAB in 1969 as separate accounts under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA or VAB. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA and VAB are credited to or charged against VAA or VAB without regard to our other income, gains or losses. The assets maintained in VAA and VAB will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAA and VAB are registered as unit investment trusts under the Investment Company Act of 1940.

The assets of each subaccount of VAA and VAB are invested at net asset value (without an initial sales charge) in shares of a corresponding Fund.

OHIO NATIONAL FUND, INC.

Ohio National Fund is a mutual fund registered under the Investment Company Act of 1940. The available Funds listed on page 2 are portfolios of Ohio National Fund. The value of Fund investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice, for a fee, from the investment adviser, Ohio National Investments, Inc. The investment adviser pays these subadvisers to manage certain Funds:

- Federated Global Investment Management Corp. (sub-adviser to the International and International Small Company portfolios)

- T. Rowe Price Associates, Inc. (sub-adviser to the Capital Appreciation portfolio)

- Founders Asset Management LLC (sub-adviser to the Small Cap portfolio)

- Strong Capital Management, Inc. (sub-adviser to the Aggressive Growth portfolio)

- Pilgrim Baxter & Associates, Ltd. (sub-adviser to the Core Growth portfolio)

- Robertson Stephens Investment Management, L.P. (sub-adviser to the Growth & Income portfolio)

For additional information concerning the Funds, including their investment objectives, see the Ohio National Fund prospectus. Read it carefully before investing. The Fund prospectus contains information about other funds that are not available for these contracts.

MIXED AND SHARED FUNDING

In addition to being offered to VAA and VAB, Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts and qualified plans. Fund shares also may be offered to other insurance company separate accounts. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity separate accounts to invest in the Funds. Although neither we nor the Funds currently foresee any such disadvantage, the Board of Directors of the Funds will monitor events to identify any material conflict between variable life and variable annuity contract owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA's and/or VAB's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences between voting instructions given by different types of contract owners.

VOTING RIGHTS

We will vote Fund shares held in VAA and VAB at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. Fund shares held in VAA and VAB, for which no timely instructions are received, will be voted by us in proportion to the instructions that we do receive for each of VAA and VAB.

Until annuity payments begin, the number of Fund shares for which instructions may be given to us is determined by dividing your contract value in each Fund by the net asset value of a share of the corresponding Fund as of the same date. After annuity payments begin, the number of Fund shares for which such instructions may be given is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 6.75% of purchase payments during the first contract year and 5.5% of purchase payments made after the contract has been in effect for more than a year. ONEQ then pays part of that amount to ONESCO and the other broker dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which the sales compensation will be paid to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. This surrender charge equals the lesser of:

- 7 3/4% of the total purchase payments made during the 96 months immediately preceding the surrender or partial withdrawal, or

- 7 3/4% of the amount being surrendered or withdrawn.

On or after the first contract anniversary, you may make a partial withdrawal of not more than 10% of the contract value (as of the date the partial withdrawal is requested) once each contract year without the surrender charge. The surrender charge does not apply to surrenders or withdrawals from contracts issued in connection with our executive officers' and directors' voluntary deferred compensation plan. The surrender charge will not be imposed when the values of one or more contracts owned by the trustee of a retirement plan qualifying under Section 401, 403(b) or 457 of the Code are transferred to a group annuity contract issued by us. If you use values of at least $250,000 from an Ohio National Life fixed annuity to provide the initial purchase payment for a contract offered by this prospectus, this contract will be treated (for purposes of determining the surrender charge) as if it were issued at the same time as the fixed annuity and as if the purchase payments made for the fixed annuity had been made for this contract.

CONTRACT ADMINISTRATION CHARGE

Each year on the contract anniversary (or when you surrender the contract), we will deduct a contract administration charge of $30 from the contract value. This helps to repay us for maintaining the contract. We guarantee not to increase the contract administration charge. The charge is not made after the annuity payout date.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction is designed to reimburse us for expenses not covered by the contract administration charge. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that until the annuity payout date, the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit in the event of the annuitant's death prior to the annuity payout date. (This death benefit is described on page 16). After the annuity payout date, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.85% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.55% on an annual basis. However, we agree that the deduction for these risk undertakings for contracts purchased on and after November 1, 1997 shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to any contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.35% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

TRANSFER FEE

We may charge a transfer fee of $3 (which may be increased to $15) for each transfer from one subaccount to another. The fee is charged against the subaccount from which the transfer is effected. Currently, we do not charge for your first four transfers each year.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates for tax-qualified contracts are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. For non-tax-qualified contracts, the rates are 1.0% in Puerto Rico, West Virginia and Wyoming, 1.25% in South Dakota, 2.0% in Kansas, Kentucky and Maine, 2.25% the District of Columbia, 2.35% in California and 3.0% in Nevada. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin. However, in Kansas, South Dakota and Wyoming, they are presently being deducted from purchase payments.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

10-DAY FREE LOOK

You may revoke the contract at any time until the end of 10 days after you receive the contract (or such longer periods as may be required by your state law) and get a refund of the entire purchase price. To revoke you must return the contract to us within the free look period. In those states where required by state law, the value of the contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the free look period.

ACCUMULATION PERIOD

PURCHASE PAYMENTS

Your purchase payments must be at least $25. You may make payments at any time. We may limit your total purchase payments to $1,000,000.

WHEN WE MAY TERMINATE YOUR CONTRACT

We may terminate a contract on any anniversary when its value is less than the lesser of (a) $1,000 or (b) $250 times the number of years the contract has been in force. This could have adverse tax consequences to you. (See Federal Tax Status, page 20.) We will not terminate an individual retirement annuity (IRA) if you made a purchase payment during the preceding two years. We will not terminate an annuity funding a Section 403(b) salary reduction agreement.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. These units are credited to your contract when you make each purchase payment. (See Crediting Accumulation Units, below). The number of units remains constant between purchase payments, but their dollar value varies depending upon the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send application forms or orders, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, your first purchase payment will be credited within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days. You must send any additional purchase payments directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office.

ALLOCATION OF PURCHASE PAYMENTS

You may allocate your purchase payments among up to 10 variable subaccounts of VAA or VAB and the Guaranteed Account. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office.

ACCUMULATION UNIT VALUE AND CONTRACT VALUE

We set the accumulation unit value of each subaccount of VAA and VAB at $10 when we allocated the first payments for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (no federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings. (See Deduction for Administrative Expenses, page 12, and Deduction for Risk Undertakings, page 12.)

SURRENDER AND PARTIAL WITHDRAWAL

Before the annuity payout date (and also after that in the case of annuity Option 1(e) described below), you may surrender (totally withdraw the value of) your contract or you may elect a partial (at least $100) withdrawal. The surrender charge may apply to these transactions. That charge is a percent of the total amount withdrawn. For example, if a partial withdrawal of $1,000 is requested, we would pay you $1,000, but the total amount deducted from the accumulation value would be $1,084 (i.e., $1,084 x 7 3/4% = $84). Unless, you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charge. In the case of a complete surrender, we subtract the contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment as described below. Surrenders and partial withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. See Texas Optional Retirement Program, page 17, and Tax Deferred Annuities, page 21. For tax consequences of a surrender or withdrawal, see Federal Tax Status, page 20.

If you request a surrender or partial withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing that portion which relates to such payments until the check for the purchase payment has cleared. We require the return of the contract in the case of a complete surrender.

The right to withdraw may be suspended or the date of payment postponed:

- for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

- for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

- such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one Fund to another. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire contract value in a Fund, if less).

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund, in our discretion, believe that the Fund might otherwise be damaged. In this case, some requested transfers will not occur. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

After the annuity payout date, you may make transfers among Funds only once each calendar quarter. The transfer fee no longer applies then. (See Transfer Fee, page 12, and Transfers after Annuity Payout Date, page 19). Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled. The transfers may be from any variable Funds to any other Funds or to the Guaranteed Account. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, the DCA program is scheduled to begin within 6 months of contract issue and the term of the DCA program does not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed. DCA might also be used to systematically transfer contract values from variable Funds to the Guaranteed Account in anticipation of retirement, reducing the risk of making a single transfer during a low market.

TELEACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 7:00 p.m. (Eastern time) on days we are open for business, at 1-800-366-6654, #8. You may only make one telephone transfer per day. We will honor pre-authorized telephone transfer instructions from anyone who provides the personal identifying information requested via TeleAccess. We will not honor telephone transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all telephone transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the TeleAccess request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE TELEACCESS ONCE YOU AUTHORIZE ITS USE.

DEATH BENEFIT

If the annuitant (and any contingent annuitant) dies before the annuity payout date, the contract pays a death benefit to a designated beneficiary. (This death benefit is not available on any contract purchased through a bank in Puerto Rico.) The amount of the death benefit will be determined as of the end of the valuation period in which we receive written notice of death. The amount of death benefit is the contract value or, if greater, the total purchase payments made less any partial withdrawals.

GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3.25% per year, compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3.25%, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year compounded annually, plus

- any additional excess interest we may credit to guaranteed values, and less

- any partial withdrawals, loans and transfers from the guaranteed values, and less

- any surrender charge on partial withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings. (See "Deductions and Expenses".)

Other than pursuant to a DCA (scheduled transfer) program, we may restrict transfers of a contract's Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts withdrawn from the Guaranteed Account for up to exceed six months from the date we receive written request for withdrawal.

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.2% of all purchase payments made in the first contract year and 5.5% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes each payment.

TEXAS STATE OPTIONAL RETIREMENT PROGRAM

Under the Texas State Optional Retirement Program (the "Program"), purchase payments may be excluded from the gross income of state employees for federal tax purposes to the extent that such purchase payments do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, a participant in the Program may not make a surrender or partial withdrawal until the first of these events occurs.

ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee that (except for option 1(e), below) we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract annuity rates, no matter how long you live.

Other than in connection with annuity Option 1(e) described below, once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments. You may make surrenders and partial withdrawals from Option 1(e) at any time.

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant (the contract has no more value after annuitant's death).

Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 1(e):  Installment Refund Annuity with payments guaranteed for a fixed number (up to thirty) of years. This option is available for variable annuity payments only. (Although the deduction for risk undertakings is taken from annuity unit values, we have no mortality risk during the annuity payout period under this option.)

Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant (the contract has no more value after the second annuitant's death).

Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply the contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option 1(e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option 1(e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status, page 20). This could result in your payments being fully taxable to you. Should the IRS so rule, we may have to tax report up to the full value of the annuity as your taxable income.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment, we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (described on page 14) for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the 4% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS AFTER ANNUITY PAYOUT DATE

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. On at least 30 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

PERIODIC REPORTS

Before the annuity payout date, we will send you semi-annual statements showing
(a) the number of units credited to the contract by Fund and (b) the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA or VAB.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA and VAB are a part of, and are taxed with, our operations, VAA and VAB are not separately taxed as "regulated investment companies" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the "investment in the contract" will normally be taxed as ordinary income in the year received. A partial withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." Such a withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a partial withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed your exclusion allowance as determined in Sections 403(b) and 415 of the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employees gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code.

If an employee, or one or more of the beneficiaries, receives the total amounts payable with respect to an employee within one taxable year after age 59 1/2 on account of the employee's death or separation from service of the employer, any amount received in excess of the employee's "investment in the contract" may be taxed under special 5-year forward averaging rules. Five-year averaging will no longer be available after 1999 except for certain grandfathered individuals. You can elect to have that portion of a lump-sum distribution attributable to years of participation prior to January 1, 1974 given capital gains treatment. The percentage of pre-74 distribution subject to capital gains treatment decreases as follows: 100%, 1987; 95%, 1988; 75%, 1989; 50%, 1990; and 25%, 1991. For tax
years 1992 and later no capital gains treatment is available (except that taxpayers who were age 50 before 1986 may still elect capital gains treatment). If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

INDIVIDUAL RETIREMENT ANNUITIES (IRA)

Section 408(b) of the Code provides that you may invest an amount up to $2,000 per year of earned income in an IRA and claim it as a personal tax deduction if you are not an "active participant" in an employer maintained qualified retirement plan or you have adjusted gross income which does not exceed the "applicable dollar limit." For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. In the alternative, if you are otherwise qualified for an IRA you may elect to contribute to an IRA for yourself and for your non-working spouse, with the total deduction limited to $4,000.

You may make non-deductible IRA contributions to the extent you are ineligible to make deductible IRA contributions. Any amount received from another qualified plan (including another individual retirement arrangement) which is eligible as a "tax-free rollover" may be invested in an IRA. This is not counted toward the overall contribution limit. Earnings on nondeductible IRA contributions are not subject to tax until they are withdrawn. The combined limit on designated nondeductible and deductible contributions for a tax year is the lesser of 100% of compensation or $2,000 ($4,000 in the case of an additional contribution to a spousal IRA).

Generally, distributions (all or part) made prior to age 59 1/2 (except in the case of death or disability) will result in a penalty tax of 10% plus ordinary income tax treatment of the amount received. Additionally, there is an excise tax of 6% of the amount you contributed in excess of either the deductible limit or nondeductible limit, as indicated above, if you do not withdraw that amount before filing your income tax return for the year of contribution or apply that amount as an allowable contribution for a later year. The excise tax continues to apply each year until the excess contribution is corrected. Distributions after age 59 1/2 are treated as ordinary income at the time received. Distributions must begin before April 1 following the year in which you reach age 70 1/2. A 50% nondeductible excise tax is imposed on the excess in any tax year of the amount that should have been distributed over the amount actually distributed.

Section 408A of the Code provides for a special type of IRA called a Roth IRA. No tax deduction is allowed for contributions to a Roth IRA, but assets grow on a tax deferred basis. Under certain circumstances, withdrawals from a Roth IRA can be excludable from income. Eligibility for a Roth IRA is based on adjusted gross income and filing status. Special rules apply which allow traditional IRAs to be rolled over or converted to a Roth IRA.

SIMPLIFIED EMPLOYEE PENSION PLANS (SEPPS)

Under Section 408 of the Code, employers may establish SEPPs for their employees. Under these plans the employer may contribute on behalf of an employee to an individual retirement account or annuity. The amount of the contribution is excludable from the employee's income.

Certain employees who participate in a SEPP may elect to have the employer make contributions to a SEPP on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to a SEPP, it is not treated as current taxable income to the employee. Elective deferrals under a SEPP are subject to an inflation-indexed limit which is $10,000 for 1998. Salary-reduction SEPPs are available only if at least 50% of the employees elect to have amounts contributed to the SEPP and if the employer has 25 or fewer employees at all times during the preceding year. New salary reduction SEPPs may not be established after 1996.

An employee may also take a deduction for individual contributions to the IRA, subject to the limits applicable to IRAs in general. Withdrawals from the IRAs to which the employer contributes must be permitted. These withdrawals, however, are subject to the general rules with respect to withdrawals from IRAs.

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments may elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

                                PRIOR CONTRACTS

ANNUAL PAYMENT VARIABLE ANNUITY

Before December 15, 1981, we issued Annual Payment Variable Annuity contracts. Some of these remain active and purchase payments may still be made until annuity payments begin. These contracts called for deductions from purchase payments in the following amounts:

                       DEDUCTION FOR   DEDUCTION FOR     DEATH      TOTAL*
  PORTION OF TOTAL         SALES       ADMINISTRATIVE   BENEFIT    COMBINED
  PURCHASE PAYMENTS       EXPENSE         EXPENSE       PREMIUM   DEDUCTIONS
  -----------------    -------------   --------------   -------   ----------
First $10,000            6.3   %         2.2   %         0.5 %     9.0  %
Next $15,000             5.5   %         2.0   %         0.5 %     8.0  %
Next $25,000             4.8   %         1.7   %         0.5 %     7.0  %
Next $50,000             4.0   %         1.5   %         0.5 %     6.0  %
Balance over $100,000    3.3   %         1.2   %         0.5 %     5.0  %

*Plus 50c per payment

These deductions are in lieu of any surrender charge, contract administration charge and deduction for administrative expense as provided for in the contracts offered in this prospectus. The deduction for mortality and expense risk undertakings is 1% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 1.5%.

These prior contracts provide for annuity payments on a 3 1/2% assumed interest rate which results in a somewhat smaller initial annuity payment, but one that rises more rapidly in a rising market and falls more slowly in a declining market. These contracts provide for accumulation of values only in what now constitutes the Equity Fund of VAA and VAB and/or Guaranteed Account with limited transfer privileges between the Guaranteed Account and the Equity Fund.

VARIABLE INTEREST ANNUITY

From July 15, 1981 to November 2, 1982, we issued Variable Interest Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that all contract values are allocated to the Money Market Fund. There is no right to transfer the contract values to any other Funds. These contracts also included a guarantee of the investment performance. Such investment guarantee is regarded as a separate security. The deduction for mortality, expense and investment risk undertaking is 1.3% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 2%. These contracts do not provide for a deduction from contract value for administrative expense. They do provide for a contract administration charge and a surrender charge.

FLEXIBLE PAYMENT COMBINATION ANNUITY

From December 1, 1981 to November 2, 1982, we issued Flexible Payment Combination Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that values can be accumulated only in what now constitute the Equity Fund of VAA or VAB and/or the Guaranteed Account. A deduction is made each valuation period for the administrative expense and mortality and expense risk undertakings equal to 1.1% on an annual basis. We may reduce this deduction at any time and we may increase it not more frequently than annually to not more than 1.75%. Although these contracts provide for limited transfer of values between the Equity Fund and the Guaranteed Account, transfers are not allowed after annuity payments begin.

MULTIPLE FUNDED COMBINATION ANNUITY

From November 2, 1982 to September 10, 1984, we issued Multiple Funded Combination Annuity contracts substantially the same as the contracts offered in this prospectus. However, such prior contracts include a guarantee of the investment performance of the Money Market Fund and a deduction therefor each valuation period equal to 0.2% of Money Market assets on an annual basis. Such investment guarantee is regarded as a separate security. In addition, the rate for the surrender charge is 5% and the deduction for risk undertakings is 1.3%.

INVESTAR VISION/TOP SPECTRUM FLEXIBLE PAYMENT VARIABLE ANNUITY

From January 3, 1997 to April 30, 1999 we issued Investar Vision and Top Spectrum flexible payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus. A deduction is made each valuation period for mortality and expense risk undertakings and for administrative expenses equal to 1.4% on an annual basis. The annual contract administration charge is $35. The surrender charge is a percentage of the amount withdrawn. The percentage varies with the number of years from the date of purchase payments as follows:

    YEARS       PERCENT
    -----       -------
 1st and 2nd     7%
     3rd         6%
     4th         5%
     5th         4%
     6th         2%
     7th         1%
8th and later    0%

                  ACCUMULATION UNIT VALUES FOR PRIOR CONTRACTS

                        ANNUAL PAYMENT VARIABLE ANNUITY

VAA EQUITY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989           $  46.685707      $  56.953326      57,461
 1990              56.953326         54.213096      54,987
 1991              54.213096         64.510143      51,310
 1992              64.510143         68.689335      45,754
 1993              68.689335         77.594885      43,892
 1994              77.594885         77.016062      40,537
 1995              77.016062         96.995665      36,620
 1996              96.995665        113.656777      35,244
 1997             113.656777        132.974317      29,341
 1998             132.974317        139.192132      26,151

VAB EQUITY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989           $  49.487430      $  60.371234      34,866
 1990              60.371234         57.466552      36,191
 1991              57.466552         68.381552      33,557
 1992              68.381552         72.811547      30,548
 1993              72.811547         82.251550      25,610
 1994              82.251550         81.637986      24,924
 1995              81.637986        102.816617      24,630
 1996             102.816617        120.477605      22,849
 1997             120.477605        140.954452      22,582
 1998             140.954452        147.545413      17,171

                           VARIABLE INTEREST ANNUITY

VAA MONEY MARKET

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989           $  19.137568      $  20.571199      105,231
 1990              20.571199         21.909036      94,135
 1991              21.909036         22.825685      76,406
 1992              22.825685         23.247080      49,465
 1993              23.247080         23.578345      36,485
 1994              23.578345         24.205890      30,702
 1995              24.205890         25.237165      23,519
 1996              25.237165         26.200345      19,866
 1997              26.200345         27.253241      17,074
 1998              27.253241         28.352494      15,961

VAB MONEY MARKET

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989           $  19.137568      $  20.571199         91,600
 1990              20.571199         21.909036         70,747
 1991              21.909036         22.825685         54,444
 1992              22.825685         23.247080         44,016
 1993              23.247080         23.578345         35,017
 1994              23.578345         24.205890         30,075
 1995              24.205890         25.237165         29,059
 1996              25.237165         26.200345         28,910
 1997              26.200345         27.253241         27,553
 1998              27.253241         28.352494          8,368

                      FLEXIBLE PAYMENT COMBINATION ANNUITY

VAA EQUITY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989           $  26.470588      $  32.260450         27,395
 1990              32.260450         30.677737         24,226
 1991              30.677737         36.468472         23,107
 1992              36.468472         38.792521         22,601
 1993              38.792521         43.778639         22,887
 1994              43.778639         43.409203         20,039
 1995              43.409203         54.616584         20,564
 1996              54.616584         63.934367         20,212
 1997              63.934367         74.726955         20,567
 1998             74.7326955         78.143774         18,686

VAB EQUITY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1989           $  25.489364      $  31.071251          3,584
 1990              31.071251         29.546880          3,439
 1991              29.546880         35.124150          3,428
 1992              35.124150         37.362530          1,864
 1993              37.362530         42.164841          1,849
 1994              42.164841         41.809023          1,833
 1995              41.809023         52.603280          1,095
 1996              52.603280         61.577580          1,109
 1997              61.577580         71.972334          1,121
 1998              71.972334         75.263201          1,141

                      MULTIPLE FUNDED COMBINATION ANNUITY

VAA EQUITY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1989          $  21.185355      $  25.819181        240,896
  1990             25.819181         24.552478        227,378
  1991             24.552478         29.187005        209,706
  1992             29.187005         31.047017        195,926
  1993             31.047017         35.037574        189,725
  1994             35.037574         34.741902        183,889
  1995             34.741902         43.711561        185,550
  1996             43.711561         51.168913        183,969
  1997             51.168913         59.806603        172,235
  1998             59.806603         62.541201        150,434

VAA MONEY MARKET

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1989          $  14.500960      $  15.587258         75,856
  1990             15.587258         16.600960         66,701
  1991             16.600960         17.295517         53,715
  1992             17.295517         17.614815         40,163
  1993             17.614815         17.865828         32,193
  1994             17.865828         18.341334         33,908
  1995             18.341334         19.122749         26,823
  1996             19.122749         19.852565         19,326
  1997             19.852565         20.650358         17,640
  1998             20.650358         21.483279         24,712

VAA BOND

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1989          $  15.924172      $  17.438080         41,465
  1990             17.438080         18.596379         43,782
  1991             18.596379         20.777538         38,147
  1992             20.777538         22.101548         40,781
  1993             22.101548         24.198199         33,461
  1994             24.198199         23.016849         32,609
  1995             23.016849         27.068171         30,431
  1996             27.068171         27.765946         26,417
  1997             27.765946         30.128230         19,546
  1998             30.128230         31.234606         18,756

VAA OMNI

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1989          $  15.258611      $  17.425546        134,346
  1990             17.425546         17.565065        143,084
  1991             17.565065         20.526604        136,984
  1992             20.526604         22.049934        138,165
  1993             22.049934         24.613344        151,630
  1994             24.613344         24.217555        140,851
  1995             24.217555         29.404272        134,309
  1996             29.404272         33.604216        133,427
  1997             33.604216         39.270518        127,406
  1998             39.270518         40.603031        124,948

VAA INTERNATIONAL

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1993*          $  10.000000      $  12.404596         36,879
  1994             12.404596         13.259582        103,976
  1995             13.259582         14.702847        112,362
  1996             14.702847         16.648702        116,301
  1997             16.648702         16.815772        100,572
  1998             16.815772         17.278635         78,452

VAA CAPITAL APPRECIATION

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995*          $  10.000000      $  11.370573          8,261
  1996             11.370573         13.018249         11,321
  1997             13.018249         14.832378         21,166
  1998             14.832378         15.538473         23,962

VAA SMALL CAP

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995*          $  10.000000      $  12.201273         16,139
  1996             12.201273         14.205207         21,891
  1997             14.205207         15.240569         21,377
  1998             15.240569         16.668731         27,574

VAB EQUITY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1989          $  22.125593      $  26.965078         40,668
  1990             26.965078         25.642156         37,320
  1991             25.642156         30.482379         34,831
  1992             30.482379         32.424943         31,442
  1993             32.424943         36.592684         31,997
  1994             36.592684         36.283811         30,805
  1995             36.283811         45.651565         22,160
  1996             45.651565         53.439888         22,720
  1997             53.439888         62.460938         23,678
  1998             62.460938         65.316911         23,801

VAB MONEY MARKET

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1989          $  14.512201      $  15.599344         77,381
  1990             15.599344         16.613832         74,879
  1991             16.613832         17.308925         71,106
  1992             17.308925         17.628473         67,360
  1993             17.628473         17.879672         17,645
  1994             17.879672         18.355539         11,948
  1995             18.355539         19.137562          5,896
  1996             19.137562         19.867953          6,004
  1997             19.867953         20.666372          6,102
  1998             20.666372         21.499933          4,311

VAB BOND

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1989          $  15.914517      $  17.427516          3,751
  1990             17.427516         18.585115          5,481
  1991             18.585115         20.764956          4,532
  1992             20.764956         22.088165          4,261
  1993             22.088165         24.183549          3,921
  1994             24.183549         23.002903          3,679
  1995             23.002903         27.051775          3,601
  1996             27.051775         27.749128          3,122
  1997             27.749128         29.994642            723
  1998             29.994642         31.215693          2,869

VAB OMNI

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1989          $  15.237044      $  17.400912         45,355
  1990             17.400912         17.540233         46,036
  1991             17.540233         20.497592         46,892
  1992             20.497592         22.018769         48,792
  1993             22.018769         24.578556         53,581
  1994             24.578556         24.183329         52,580
  1995             24.183329         29.362718         53,357
  1996             29.362718         33.556721         53,263
  1997             33.556721         39.215015         52,426
  1998             39.215015         40.545640         24,611

VAB INTERNATIONAL

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1993*          $  10.000000      $  12.404596          1,427
  1994             12.404596         13.259582         13,999
  1995             13.259582         14.702847         17,006
  1996             14.702847         16.648702         18,085
  1997             16.648702         16.815772         15,613
  1998             16.815772         17.278635         12,488

VAB CAPITAL APPRECIATION

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995*          $  10.000000      $  11.370573            456
  1996             11.370573         13.018249            786
  1997             13.018249         14.832378          1,426
  1998             14.832378         15.538473          1,542

       INVESTAR VISION AND TOP SPECTRUM FLEXIBLE PAYMENT VARIABLE ANNUITY

VAA EQUITY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1997          $  10.000000      $  11.599062         82,440
  1998             11.599062         12.093494        277,925

VAA MONEY MARKET

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1997          $  10.000000      $  10.388381         65,172
  1998             10.388381         10.796720        122,681

VAA BOND

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1997          $  10.000000      $  10.791393         12,183
  1998             10.791393         11.197447        126,324

VAA OMNI

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1997          $  10.000000      $  11.608584        102,587
  1998             11.608584         11.966933        300,484

VAA INTERNATIONAL

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1997          $  10.000000      $  10.114943         86,113
  1998             10.114943         10.362585        120,242

VAA CAPITAL APPRECIATION

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1997          $  10.000000      $  11.366198         93,956
  1998             11.366198         11.872017        210,773

VAA SMALL CAP

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1997          $  10.000000      $  10.854875         54,898
  1998             10.854875         11.836906        146,789

VAA INTERNATIONAL SMALL COMPANY (GLOBAL CONTRARIAN)

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1997          $  10.000000      $  11.036950         16,423
  1998             11.036950         11.268548         27,971

VAA AGGRESSIVE GROWTH

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1997          $  10.000000      $  11.150420         26,996
  1998             11.150420         11.858619         92,803

VAA STRATEGIC INCOME

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1997          $  10.000000      $  10.724151        100,248
  1998             10.724151         10.425769        179,803

VAA FIRSTAR GROWTH & INCOME (STELLAR)

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1997          $  10.000000      $  10.818421         56,527
  1998             10.818421         10.980827        122,557

VAA RELATIVE VALUE

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1997          $  10.000000      $  12.651115        250,298
  1998             12.651115         15.061199        663,668

VAA EMERGING MARKETS

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1997          $  10.000000      $   9.788417         32,560
  1998              9.788417          6.030274         51,176

VAA S&P 500 INDEX

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1998*          $  10.000000      $  11.452642        118,264

VAA GOLDMAN SACHS CAPITAL GROWTH

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1998*          $  10.000000      $  11.582489         36,645

VAA WORLDWIDE GROWTH

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1998*          $  10.000000      $  10.308701         63,482

VAA BALANCED SUBACCOUNT

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1998*          $  10.000000      $  11.955678        142,767

*International Fund was added April 30, 1993. Capital Appreciation and Small Cap Funds were added March 31, 1995. S&P 500 Index, Goldman Sachs Capital Growth, Worldwide Growth and Balanced Funds were added to Investar Vision and Top Spectrum May 1, 1998.

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse (see "IRA for Non-working Spouse", page 32). You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered (see page 13). To exercise this "free-look" provision write or call the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to your IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit." IRA (or SEPP-IRA) contributions must be made by no later than the time you file your income tax return for that year. For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $10,000 for 1998. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary reduction SEPPs may not be established after 1996.

The IRA maximum annual contribution and your tax deduction is limited to the lesser of: (1) $2,000 or (2) 100% of your earned compensation. Contributions in excess of the deduction limits may be subject to penalty. See below.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 15% of your salary or $24,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $2,000 or (2) 100% of taxable alimony.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your IRA or SEPP-IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions, page 30, for penalties imposed on withdrawal when the contribution exceeds $2,200).

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $2,000 each may be made to your IRA and the spousal IRA if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $4,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you are permitted to withdraw any portion of the value of your IRA or SEPP-IRA and reinvest it in another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later rollover such a contribution to another qualified retirement plan as long as you have not mixed it with IRA (or SEPP-IRA) contributions you have deducted from your income. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can your interest in your IRA or SEPP-IRA be forfeited. To insure that your contributions will be used for your retirement, the federal tax law does not permit you to use your IRA or SEPP-IRA as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEPP-IRA to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them.

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed at least as rapidly as if the owner had survived. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code now permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the lesser of $2,000 and 100% of compensation for that year (the $2,000 limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurs before 1/1/99, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

PROTOTYPE STATUS

The Internal Revenue Service has been requested to review the format of your SEPP, and to issue an opinion letter to Ohio National Life stating that your IRA qualifies as a prototype SEPP.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for under payments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                        AGE 60                          AGE 65                          AGE 70
                      GUARANTEED                      GUARANTEED                      GUARANTEED
                    SURRENDER VALUE                 SURRENDER VALUE                 SURRENDER VALUE
             -----------------------------   -----------------------------   -----------------------------
                                $2,000                          $2,000                          $2,000
                $1,000         ONE TIME         $1,000         ONE TIME         $1,000         ONE TIME
 CONTRACT       ANNUAL         LUMP SUM         ANNUAL         LUMP SUM         ANNUAL         LUMP SUM
ANNIVERSARY  CONTRIBUTIONS   CONTRIBUTION    CONTRIBUTIONS   CONTRIBUTION    CONTRIBUTIONS   CONTRIBUTION
-----------  -------------   -------------   -------------   -------------   -------------   -------------
     1         $    933        $  1,895        $    933        $  1,895        $    933        $  1,895
     2            1,917           1,955           1,917           1,955           1,917           1,955
     3            2,933           2,006           2,933           2,006           2,933           2,006
     4            3,990           2,058           3,990           2,058           3,990           2,058
     5            5,089           2,116           5,089           2,116           5,089           2,116
     6            6,234           2,177           6,234           2,177           6,234           2,177
     7            7,435           2,240           7,435           2,240           7,435           2,240
     8            8,686           2,306           8,686           2,306           8,868           2,306
     9           10,069           2,529          10,069           2,529          10,069           2,529
    10           11,506           2,600          11,506           2,600          11,506           2,600
    15           19,604           3,001          19,604           3,001          19,604           3,001
    20           29,456           3,489          29,456           3,489          29,456           3,489
    25           41,442           4,082          41,442           4,082          41,442           4,082
    30           56,026           4,804          56,026           4,804          56,026           4,804
    35           73,769           5,683          73,769           5,683          73,769           5,683
    40           95,356           6,751          95,356           6,751          95,356           6,751
    45          121,620           8,051         121,620           8,051         121,620           8,051
    50          153,574           9,633         153,574           9,633         153,574           9,633
    55          192,451          11,558         192,451          11,558         192,451          11,558
    60          239,751          13,900         239,751          13,900         239,751          13,900
    65                                          297,298          16,748         297,298          16,748
    70                                          367,313          20,215         367,313          20,215

X Guaranteed Interest Rate: 3.25% is applicable to each contract anniversary.

X The Surrender Value is the Accumulation Values less the Contingent Deferred
  Sales Charge.

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       AND
                        OHIO NATIONAL VARIABLE ACCOUNT B
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 1999


This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Accounts A and B ("VAA" and "VAB") flexible purchase payment individual variable annuity contracts dated May 1, 1999. To get a free copy of the prospectus for VAA and VAB, write or call us at the above address.



                                Table of Contents


          Custodian .........................................................................   2
          Independent Certified Public Accountants ..........................................   2
          Underwriter .......................................................................   2
          Calculation of Money Market Yield .................................................   3
          Total Return ......................................................................   3
          The Year 2000 Issue ...............................................................   4
          Loans Under Tax-sheltered Annuities ...............................................   4
          Financial Statements ..............................................................   6




                                   "TOP TRADITION"

CUSTODIAN

We have a custody agreement with Firstar Bank, N.A., Cincinnati, Ohio, under which Firstar holds custody of VAA's and VAB's assets. The agreement provides for Firstar to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, Firstar redeems the Fund shares held by VAA and VAB at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, Firstar keeps appropriate records of all of VAA's and VAB's transactions in Fund shares.

The custody agreement requires Firstar to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow Firstar to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAA and VAB have been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or Firstar upon sixty days written notice. We pay Firstar a fee for its services as custodian.


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of VAA and VAB as of December 31, 1998 and for the periods indicated and our consolidated financial statements as of December 31, 1998 and 1997 and for the periods indicated have been included in reliance upon the report of KPMG LLP, independent certified public accountants, also appearing herein, and upon that firm's authority as experts in accounting and auditing.


UNDERWRITER

We offer the contracts continuously. Before May 1, 1997, The O. N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, was the principal underwriter of the contracts. Since May 1, 1997, the principal underwriter has been Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONESCO and ONEQ for contracts issued by VAA, and the amounts retained by ONESCO and ONEQ, for each of the last three years have been:

                              ONESCO                ONEQ               ONESCO              ONEQ
                             Aggregate            Aggregate           Retained           Retained
Year                        Commissions          Commissions        Commissions        Commissions
----                        -----------          -----------        -----------        -----------
1998                           None              $6,658,441             None             $827,720
1997                        $  903,146            2,997,646           $ 89,572            297,299
1996                         2,461,096              None               239,957             None

For contracts issued by VAB, those amounts have been:

                              ONESCO                ONEQ               ONESCO              ONEQ
                             Aggregate            Aggregate           Retained           Retained
Year                        Commissions          Commissions        Commissions        Commissions
----                        -----------          -----------        -----------        -----------
1998                           None               $  934,575            None             $116,178
1997                        $  330,599             1,097,297          $ 32,788            108,827
1996                         1,691,331               None              164,905             None


CALCULATION OF MONEY MARKET YIELD

The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 1998, was 4.09%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, dividing the net change in value by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7. The result is rounded to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                         n
                                 P(1 + T)  = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (September 10, 1984). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we convert the $30 annual contract administration charge to an annual percentage charge of 0.10%. This is based upon an average contract value of $30,000. The actual effect that the contract administration charge would have on total returns would be less than that percentage for contracts having a higher value and greater than that for contracts having a lower value.

The average annual non-standardized total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 1998 (assuming surrender of the contract then) are as follows:

                                      One          Five           Ten           From            Inception
                                      Year         Years          Years       Inception            Date
                                      ----         -----          -----       ---------            ----
Equity                                4.45%        12.15%         11.30%          9.54%          10-06-69
Money Market                          4.11%         3.84%          4.09%          5.90%          03-20-80
Bond                                  3.95%         5.11%          6.84%          7.17%          11-02-82
Omni                                  3.27%        10.40%         10.15%         10.16%          09-10-84
International                         2.63%         6.73%         N/A            10.00%          04-30-93
Capital Appreciation                  4.64%        N/A            N/A            12.16%          05-01-94
Small Cap                             9.24%        N/A            N/A            17.81%          05-01-94
International Small Company           2.28%        N/A            N/A             8.29%          03-31-95
Aggressive Growth                     6.54%        N/A            N/A            11.08%          03-31-95
Core Growth                           7.51%        N/A            N/A             1.45%          01-03-97
Growth & Income                       5.80%        N/A            N/A            19.53%          01-03-97
S&P 500 Index                        28.44%        N/A            N/A            29.39%          01-03-97
Social Awareness                    (23.35%)       N/A            N/A            (2.48%)         01-03-97


THE YEAR 2000 ISSUE

We believe we have succeeded in remedying the "Year 2000" problem for all mission critical internal computer systems and applications. Conversion testing and implementation for those systems were completed by December 31, 1998. During the remainder of 1999, peripheral personal computer systems will continue to be up-graded and tested for Year 2000 implementation. While Ohio National Fund and its investment adviser have been assured by suppliers of financial services (including the custodians, the transfer agent and the accounting agent) that their systems either are already compliant or will be so in sufficient time, internal auditors intend to independently test those systems to verify their compliance. We are also developing contingency plans to be prepared for the possibility that one or more service providers might not be complaint. If we, Ohio National Fund, its investment adviser or one of our service suppliers fails to achieve timely and complete compliance, it could materially impair our ability to conduct our business, including the ability to accurately and timely value interests in the contracts.


LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

                        OHIO NATIONAL VARIABLE ACCOUNT B


                                    FORM N-4


                                     PART C


                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


The following financial statements of the Registrant are to be included in Part B of this Registration Statement and will be furnished in another post-effective amendment to be filed before May 1, 1999:

      Independent Auditors' Report of KPMG LLP dated February 5, 1999

      Statements of Assets and Contract Owners' Equity dated December 31, 1998

      Statement of Operations and Changes in Contract Owners' Equity for the Years Ended December 31, 1998 and 1997

      Notes to Financial Statements dated December 31, 1998

      Schedules of Changes in Unit Values for the Years Ended December 31, 1998 and 1997

The following consolidated financial statements of the Depositor and its subsidiaries are also to be included in Part B of this Registration Statement and will be furnished in another post-effective amendment to be filed before May 1, 1999:

      Independent Auditors' Report of KPMG LLP dated February __, 1999

      Consolidated Balance Sheets dated December 31, 1998 and 1997

      Consolidated Statements of Income for the Years Ended December 31, 1998, 1997 and 1996

      Consolidated Statements of Equity for the Years Ended December 31, 1998, 1997 and 1996

      Consolidated Statements of Cash Flows for the Years Ended December 31, 1998, 1997 and 1996

      Notes to Consolidated Financial Statements dated December 31, 1998, 1997 and 1996


The following financial information is included in Part A of this Registration
Statement:

      Accumulation Unit Values

      Accumulation Unit Values for Prior Contracts

Consents of the Following Persons:


      Not applicable


Exhibits:

All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78653).

      (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable Account A (File no. 2-91213).

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91214).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91214).


      (3)(d) Variable Contract Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of Post-effective Amendment no. 23 of Ohio National Variable Account A registration statement on Form N-4 on April 27, 1998 (File no. 2-91213).


      (4)    Combination Annuity Contract, Form 90-VB-1, was filed as Exhibit
             (4) of the Registrant's Form N-4, post effective Amendment no. 9 on February 27, 1991 (File No. 2-91214).

      (5)(a) Variable Annuity Application, Form V-4890B, was filed as Exhibit
             (5)(a) of the Registrant's Form N-4, Post-effective Amendment no. 18 on April 25, 1996 (File No. 2-91214).

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account A registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of Post-effective Amendment no. 22 of Ohio National Variable Account A registration statement on Form N-4 on March 2, 1998 (File no. 2-91213).

      (13) Computation of Performance Data was filed as Exhibit (13) of the Form N-4 for Ohio National Variable Account A Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43511).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services

Ronald L. Benedict*                Corporate Vice President, Counsel and
                                   Secretary

Michael A. Boedeker*               Vice President, Fixed Income Securities

Robert A. Bowen*                   Senior Vice President, Information Systems

Roylene M. Broadwell*              Vice President & Treasurer

Joseph P. Brom*                    Director and Senior Vice President & Chief
                                   Investment Officer

Dale P. Brown                      Director
36 East Seventh Street
Cincinnati, Ohio 45202

Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski               Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

David W. Cook*                     Senior Vice President and Actuary

Ronald J. Dolan*                   Director and Senior Vice President and Chief
                                   Financial Officer

Michael J. Ferry*                  Vice President, Information Systems

Michael F. Haverkamp*              Vice President and Counsel

John A. Houser III*                Vice President, Claims

Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------

Charles S. Mechem, Jr.            Director
One East Fourth Street
Cincinnati, Ohio 45202

James I. Miller, II*              Vice President, Marketing Support

Thomas O. Olson*                  Vice President, Underwriting

David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Senior Vice President, Strategic
                                  Initiatives

George B. Pearson, Jr.*           Vice President, PGA Marketing

J. Donald Richardson*             Senior Regional Vice President

D. Gates Smith*                   Director and Senior Vice President, Sales

Michael D. Stohler*               Vice President, Mortgages and Real Estate

Stuart G. Summers*                Director and Senior Vice President and General
                                  Counsel

Dennis C. Twarogowski*            Vice President, Career Marketing

Oliver W. Waddell                 Director
425 Walnut Street
Cincinnati, Ohio 45202

Dr. David S. Williams*            Vice President and Medical Director

Stephen T. Williams*              Vice President, Equity Investments




*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

--------------------------------------------------------------------------------
              THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
      A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
--------------------------------------------------------------------------------





-------------------------------       -----------------------------
ENTERPRISE PARK, INC.                 OHIO NATIONAL EQUITIES INC.

A GEORGIA CORPORATION                 A BROKER/DEALER
REAL ESTATE DEVELOPMENT COMPANY       CAPITALIZED BY ONLI @ $30,000
CAPITALIZED BY ONLI $50,000


-------------------------------       --------------------------------
Pres. & Dir.        M. Stohler        Chm. & Dir.         D. O'Maley

V.P. & Dir.         J. Brom           Pres. & Dir.        J. Palmer

Secy. & Dir.        J. Fischer        VP & Dir.           T. Backus

Treas. & Dir.       D. Taney          VP & Dir.           J. Miller

                                      Sr. VP              T. Barefield

                                      Secretary & Dir.    R. Benedict

                                      Treasurer           B. Turner

                                      Compliance Officer  J. Dunn

                                      Asst. Secy.         M. Haverkamp



-------------------------------       --------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
                        A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------------------------------------------------------------------------------------------
                                                   S E P A R A T E  A C C O U N T S
                                                   --------------------------------
                                                          A  B  C  D  E  F
                                                   --------------------------------

-------------------------------    ------------------------------            -------------------------------------
OHIO NATIONAL INVESTMENTS, INC.    THE O.N. EQUITY SALES COMPANY             OHIO NATIONAL LIFE
                                                                             ASSURANCE CORPORATION
AN INVESTMENT ADVISER              AN OHIO CORPORATION                       AN OHIO CORPORATION
CAPITALIZED BY ONLI @ $10,000      A BROKER/DEALER                           A STOCK LIFE INSURANCE COMPANY
                                   CAPITALIZED BY ONLI @ $790,000            CAPITALIZED BY ONLI @ $32,000,000
                                                                             INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------    ------------------------------            ------------------------------------
                                   Chm. & Dir.         D. O'Maley            Chm./Pres/.CEO & Dir.  D. O'Maley
Pres. & Dir.        J. Brom                                                  Sr. VP & Dir.          R. Dolan
                                   Pres. & Dir.        J. Palmer             Sr. VP & Dir.          J. Palmer
VP & Dir.           M. Boedeker                                              Sr. VP & Dir.          S. Summers
                                   V.P. & Dir.         M. Haverkamp          Sr. VP & Dir.          J. Brom
VP & Dir.           M. Stohler                                               Sr. VP                 T. Barefield
                                   Secy. & Dir.        R. Benedict           Sr. Vice Pres.         A. Bowen
VP & Dir.           S. Williams                                              Sr. Vice Pres.         D. Cook
                                   Treasurer           B. Turner             Sr. Vice Pres.         G. Smith
Treasurer           D. Taney                                                 Vice Pres. & Treas.    R. Broadwell
                                   Compliance Director J. Dunn               Vice President         M. Boedeker
Secretary           R. Benedict                                              Vice President         T. Backus
                                                                             Vice President         G. Pearson
VP                  K. Hanson                                                Vice President         M. Stohler
VP                  D. Hundley                                               Vice Pres.             J. Houser
VP                  J. Martin                                                Vice President         D. Twarogowski
                                                                             VP & Secy.             R. Benedict
                                                                             Asst. Secy.            J. Fischer
                                                                             Asst. Actuary          K. Flischel
-------------------------------    ------------------------------            -----------------------------------
                                                                                       SEPARATE ACCOUNT
                                                                             -----------------------------------
                                                                                              R
                                                                                             ---
                                  <= Advisor to  Advisor to =>
                 --------------------------------------------------------
------------------                    --------------------------------          --------------------------------
ONE FUND, INC.                        O.N. INVESTMENT MANAGEMENT CO.            OHIO NATIONAL FUND

A MARYLAND CORPORATION                AN OHIO CORPORATION                       A MARYLAND CORPORATION
AN OPEN END DIVISIFIED                A FINANCIAL ADVISORY SERVICE              AN OPEN END DIVERSIFIED
MANAGEMENT INVESTMENT COMPANY         CAPITALIZED BY ONESCO @ $145,000          MANAGEMENT INVESTMENT COMPANY
-----------------------------         --------------------------------          --------------------------------
Pres. & Dir.        J. Palmer         Pres. & Dir.        J. Palmer             Pres. & Dir.        J. Palmer
Vice. Pres.         M. Boedeker                                           ----- Vice President      M. Boedeker
Vice  Pres.         J. Brom           VP & Dir.           G. Smith              Vice President      J. Brom
Vice Pres.          T. Barefield                                                Vice President      S. Williams
Vice Pres.          S. Williams       VP & Dir.           D. McClure            Treasurer           D. Taney
Treasurer           D. Taney                                            --------Secy. & Dir.        R. Benedict
Secy. & Dir.        R. Benedict       Treasurer           K. Jaeger             Director            R. Love
Director            R. Love                                                     Director            G. Castrucci
Director            G. Castrucci      Secretary           M. Haverkamp          Director            G. Vredeveld
Director            G. Vredeveld                                                Sr. VP              T. Barefield



---------------------------------     --------------------------------            ---------------------------------

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Organization Chart showing the relationships among the Depositor, the Registrant and their affiliated entities is on page 4A hereof.

ITEM 27.  NUMBER OF CONTRACTOWNERS


As of February 5, 1999 the Registrant's contracts were owned by 8,339 owners.


ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

      Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:


      Name                       Position with ONEQ
      ----                       -----------------------

      David B. O'Maley           Chairman and Director
      John J. Palmer             President & Chief Executive Officer and
                                 Director
      Thomas A. Barefield        Senior Vice President
      Trudy K. Backus            Vice President and Director
      Joni L. Dunn               Vice President and Compliance Officer
      Ronald L. Benedict         Secretary and Director
      Barbara A. Turner          Operations Vice President and Treasurer
      James I. Miller II         Vice President and Director


The principal business address of each of the foregoing is One Financial Way, Cincinnati, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:


Net Underwriting       Compensation
Discounts and          on Redemption         Brokerage
Commissions           or Annuitization      Commissions   Compensation
-----------           ----------------      -----------   ------------
$934,575                   None                 None          None


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:


         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

         Firstar Bank, N.A. ("Custodian")
         425 Walnut Street
         Cincinnati, Ohio 45202

(2)      General and auxiliary ledgers:

         Depositor and Custodian

(3)      Securities records for portfolio securities:

         Custodian

(4)      Corporate charter, by-laws and minute books:

         Registrant has no such documents.

(5)      Records of brokerage orders:

         Not applicable.

(6)      Records of other portfolio transactions:

         Custodian

(7)      Records of options:

         Not applicable

(8)      Records of trial balances:

         Custodian

(9)      Quarterly records of allocation of brokerage orders and commissions:

         Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

         Depositor

(11)     Files of advisory materials:

         Not applicable

(12)     Other records

         Custodian and Depositor

ITEM 3L.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, was furnished in the Registrant's Form N-4, Post-effective Amendment no. 21, on April 25, 1997.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account B has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 25th day of February, 1999.



                              OHIO NATIONAL VARIABLE ACCOUNT B
                                     (Registrant)

                              By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                               (Depositor)


                              By /s/ John J. Palmer
                                _____________________________________________
                                John J. Palmer, Senior Vice President,
                                              Strategic Initiatives

Attest:


/s/Ronald L. Benedict
____________________________________
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 25th day of February, 1999.


                              THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                               (Depositor)


                              By /s/John J. Palmer
                                _______________________________________________
                                John J. Palmer, Senior Vice President,
                                                 Strategic Initiatives

Attest:


/s/Ronald L. Benedict
_________________________________
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                  Title                             Date
---------                                  -----                             ----
 s/David B. O'Maley                        Chairman, President,              February 25, 1999
 ------------------------------
 David B. O'Maley                          Chief Executive Officer
                                           and Director

 s/Joseph P. Brom                          Director                          February 25, 1999
------------------------------
 Joseph P. Brom

*s/Dale P. Brown                           Director                          February 25, 1999
------------------------------
 Dale P. Brown


*s/Jack E. Brown                           Director                          February 25, 1999
------------------------------
 Jack E. Brown


*s/William R. Burleigh                     Director                          February 25, 1999
------------------------------
 William R. Burleigh


*s/Victoria B. Buyniski                    Director                          February 25, 1999
------------------------------
 Victoria B. Buyniski


*s/Raymond R. Clark                        Director                          February 25, 1999
------------------------------
 Raymond R. Clark


 s/Ronald J. Dolan                         Director                          February 25, 1999
------------------------------
 Ronald J. Dolan


*s/Charles S. Mechem, Jr.                  Director                          February 25, 1999
------------------------------
 Charles S. Mechem, Jr.


*s/James F. Orr                            Director                          February 25, 1999
------------------------------
 James F. Orr


 s/John J. Palmer                          Director                          February 25, 1999
------------------------------
 John J. Palmer


 s/D. Gates Smith                          Director                          February 25, 1999
------------------------------
 D. Gates Smith


 s/Stuart G. Summers                       Director                          February 25, 1999
------------------------------
 Stuart G. Summers

*s/Oliver W. Waddell                       Director                          February 25, 1999
-------------------------------
 Oliver W. Waddell



By s/ John J. Palmer
-------------------------------

   John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS


                                                               Page Number in
Exhibit                                                        Sequential
Number           Description                                   Numbering System


                 None